SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses	$ 1,539,791	$ 390,138
Sundry payables	1,007,222	165,307
North West Parks Board	955,591	1,177,050
VAT	184,977	48,493
Other taxation payable	121,959	33,314
Derivative liability		250,000
Total	$ 3,809,540	$ 2,064,302